Debt - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($) creditFacility	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($) creditFacility	Jun. 11, 2025 USD ($)	Oct. 18, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Principal amount purchased		$ 15,000,000		$ 1,400,000,000
Repayments of bonds, notes and debentures	$ 733		$ 2,549
Number of semi-annual payments | creditFacility	17				17
Borrowings	$ 3,904		4,531
Debt-to-capitalization ratio, maximum	0.60				0.60
Antamina
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in joint operation	22.50%	22.50%
Outstanding notes, except for notes due October 2035
Disclosure of detailed information about borrowings [line items]
Redemption price	100.00%				100.00%
Outstanding notes, except for notes due October 2035 | Bottom of range
Disclosure of detailed information about borrowings [line items]
Callable period prior to maturity	3 months	3 months
Outstanding notes, except for notes due October 2035 | Top of range
Disclosure of detailed information about borrowings [line items]
Callable period prior to maturity	6 months	6 months
Notes Purchased, Cash Tender Offer
Disclosure of detailed information about borrowings [line items]
Repayments of bonds, notes and debentures	$ 22	$ 15,000,000	$ 2,000	1,400,000,000
Three Point Nine Percentage Note Due Two Thousand Thirty
Disclosure of detailed information about borrowings [line items]
Principal amount purchased		1,000,000		360,000,000
Borrowings, interest rate	3.90%		3.90%		3.90%
Six Point One Two Five Percentage Notes Due Two Thousand Thirty Five
Disclosure of detailed information about borrowings [line items]
Principal amount purchased		7,000,000		149,000,000
Borrowings, interest rate	6.125%		6.125%		6.125%
Six Point Zero Percentage Notes Due Two Thousand Forty
Disclosure of detailed information about borrowings [line items]
Principal amount purchased		4,000,000		279,000,000
Borrowings, interest rate	6.00%		6.00%		6.00%
Six Point Two Five Percentage Notes Due Two Thousand Forty One
Disclosure of detailed information about borrowings [line items]
Principal amount purchased		$ 3,000,000		151,000,000
Borrowings, interest rate	6.25%		6.25%		6.25%
Five Point Two Percentage Notes Due Two Thousand Forty Two
Disclosure of detailed information about borrowings [line items]
Principal amount purchased				228,000,000
Borrowings, interest rate			5.20%
Five Point Four Percentage Notes Due Two Thousand Forty Three
Disclosure of detailed information about borrowings [line items]
Principal amount purchased				$ 259,000,000
Borrowings, interest rate			5.40%
QB project financing facility (b)
Disclosure of detailed information about borrowings [line items]
Face amount of debt					$ 1,600,000,000
Borrowings installment payable					$ 147,000,000
Borrowings	$ 2,197		$ 2,719
One billion loan agreement
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 225,000,000
One billion loan agreement | Antamina
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 1,000,000,000.0
Revolving credit facility maturing October 2029
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities							$ 3,000,000,000.0
Revolving credit facility maturing October 2029 | Bottom of range
Disclosure of detailed information about borrowings [line items]
Debt-to-capitalization ratio, maximum	0.60				0.60
Revolving credit facility maturing October 2029 | Top of range
Disclosure of detailed information about borrowings [line items]
Debt-to-capitalization ratio, maximum	1.0				1.0
Stand alone credit facility
Disclosure of detailed information about borrowings [line items]
Outstanding letters of credit	$ 2,000		1,500
Surety bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 549		$ 441